Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill
Consist of the following (in thousands $):

	Goodwill	Fund management contracts (indefinite life)	Fund management contracts (finite life)	Total
Cost
At Dec. 31, 2018	132,251	97,744	34,768	264,763
Additions	—	1,376	—	1,376
Net exchange differences	—	4,350	1,540	5,890
At Dec. 31, 2019	132,251	103,470	36,308	272,029
Additions	—	36,107	—	36,107
Net exchange differences	—	6,454	198	6,652
At Dec 31, 2020	132,251	146,031	36,506	314,788

Accumulated amortization
At Dec. 31, 2018	(113,102)	—	(23,753)	(136,855)
Amortization charge for the year	—	—	(879)	(879)
Net exchange differences	—	—	(1,068)	(1,068)
At Dec. 31, 2019	(113,102)	—	(25,700)	(138,802)
Amortization charge for the year	—	—	(869)	(869)
At Dec 31, 2020	(113,102)	—	(26,569)	(139,671)

Net book value at:
Dec. 31, 2019	19,149	103,470	10,608	133,227
Dec. 31, 2020	19,149	146,031	9,937	175,117